Commitments and Contingencies - Additional Information - Graphite Bio, Inc. (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Graphite Bio, Inc.
Gain Contingencies [Line Items]
Accrued termination and cancellation charges	$ 0	$ 0